SCHEDULES OF INVESTMENTS

ROYCE DIVIDEND VALUE FUND

SEPTEMBER 30, 2021 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 92.8%

Consumer Discretionary – 6.4%
Auto Components - 0.8%
Nokian Renkaat [1]	18,000	$638,663
Household Durables - 0.7%
PulteGroup	10,900	500,528
Specialty Retail - 4.9%
American Eagle Outfitters	24,345	628,101
Rent-A-Center	36,466	2,049,754
USS [1]	56,000	958,060
		3,635,915
Total		4,775,106

Energy – 1.3%
Energy Equipment & Services - 0.5%
TGS [1]	32,400	343,015
Oil, Gas & Consumable Fuels - 0.8%
Gaztransport Et Technigaz [1]	7,800	582,782
Total		925,797

Financials – 28.2%
Banks - 5.0%
Bank of Georgia Group [1],[2]	39,500	821,677
BOK Financial	15,414	1,380,324
Triumph Bancorp [2]	15,000	1,501,950
		3,703,951
Capital Markets - 23.2%
Ashmore Group [1]	244,300	1,110,511
B3-Brasil, Bolsa, Balcao	336,600	787,455
Bolsa Mexicana de Valores	444,000	850,508
Carlyle Group	71,520	3,381,466
Coronation Fund Managers [1]	153,700	510,959
Evercore Cl. A	13,500	1,804,545
Jupiter Fund Management [1]	225,700	749,658
KKR & Co.	16,338	994,657
Moelis & Company Cl. A	19,359	1,197,741
SEI Investments	37,900	2,247,470
Sprott	58,860	2,164,148
State Street	16,800	1,423,296
		17,222,414
Total		20,926,365

Health Care – 3.3%
Health Care Providers & Services - 0.6%
Ensign Group (The)	5,951	445,671
Pharmaceuticals - 2.7%
Recordati Industria Chimica e Farmaceutica [1]	24,210	1,408,240
Santen Pharmaceutical [1]	41,600	587,035
		1,995,275
Total		2,440,946

Industrials – 35.7%
Aerospace & Defense - 3.7%
HEICO Corporation Cl. A	23,259	2,754,563
Building Products - 0.8%
Geberit [1]	800	587,810
Commercial Services & Supplies - 0.5%
Healthcare Services Group	15,700	392,343
Construction & Engineering - 0.9%
Comfort Systems USA	8,959	638,956
Electrical Equipment - 2.8%
Hubbell Incorporated	11,462	2,070,840
Machinery - 11.4%
Graco	25,224	1,764,923
Lincoln Electric Holdings	10,022	1,290,734
Lindsay Corporation	17,400	2,641,146
Spirax-Sarco Engineering [1]	13,478	2,708,657
		8,405,460
Marine - 2.4%
Clarkson [1]	35,040	1,774,350
Professional Services - 8.9%
KBR	80,690	3,179,186
Korn Ferry	10,023	725,264
ManpowerGroup	19,300	2,089,804
Robert Half International	5,994	601,378
		6,595,632
Road & Rail - 0.5%
Werner Enterprises	8,643	382,626
Trading Companies & Distributors - 3.8%
Applied Industrial Technologies	31,294	2,820,528
Total		26,423,108

Information Technology – 1.8%
Electronic Equipment, Instruments & Components - 1.1%
Vishay Intertechnology	42,497	853,765
Software - 0.7%
SimCorp [1]	4,200	494,693
Total		1,348,458

Materials – 16.1%
Chemicals - 2.9%
Quaker Chemical	9,137	2,172,048
Containers & Packaging - 3.3%
AptarGroup	20,396	2,434,262
Metals & Mining - 9.9%
Franco-Nevada	18,335	2,381,900
Reliance Steel & Aluminum	10,288	1,465,217
Royal Gold	11,600	1,107,684
Worthington Industries	44,460	2,343,042
		7,297,843
Total		11,904,153

TOTAL COMMON STOCKS
(Cost $28,253,864)		68,743,933

REPURCHASE AGREEMENT – 7.3%
Fixed Income Clearing Corporation,
0.00% dated 9/30/21, due 10/1/21,
maturity value $5,431,170 (collateralized
by obligations of various U.S. Government
Agencies, 1.25% due 9/30/28, valued at $5,539,888)
(Cost $5,431,170)	5,431,170

TOTAL INVESTMENTS – 100.1%
(Cost $33,685,034)	74,175,103

LIABILITIES LESS CASH AND OTHER ASSETS – (0.1)%	(58,964)

NET ASSETS – 100.0%	$74,116,139

SCHEDULES OF INVESTMENTS

ROYCE GLOBAL FINANCIAL SERVICES FUND

SEPTEMBER 30, 2021 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 90.4%

Banks - 15.5%
BOK Financial	10,450	$935,797
Bryn Mawr Bank	10,000	459,500
Cadence Bancorporation Cl. A	15,887	348,879
Capital City Bank Group	16,988	420,283
First Citizens BancShares Cl. A	1,828	1,541,315
First Republic Bank	2,599	501,295
Popular	20,063	1,558,293
TriState Capital Holdings [2]	11,600	245,340
Umpqua Holdings	17,400	352,350
Total		6,363,052

Capital Markets - 45.8%
Ares Management Cl. A	14,986	1,106,416
Ashmore Group [1]	157,000	713,672
Associated Capital Group Cl. A	7,000	261,870
B3-Brasil, Bolsa, Balcao	183,000	428,117
Bolsa Mexicana de Valores	174,000	333,307
Canaccord Genuity Group	113,715	1,250,632
Carlyle Group	22,300	1,054,344
Charles Schwab	14,671	1,068,636
Coronation Fund Managers [1]	61,200	203,453
CRISIL [1]	14,000	512,526
Egyptian Financial Group-Hermes Holding
Company [1],[2]	184,791	142,854
Hellenic Exchanges - Athens Stock Exchange [1]	50,000	199,535
Intermediate Capital Group [1]	39,111	1,074,683
IOOF Holdings [1]	55,000	168,778
JSE [1]	51,000	354,089
Jupiter Fund Management [1]	106,900	355,066
KKR & Co.	19,120	1,164,026
MarketAxess Holdings	1,581	665,111
NZX [1]	580,000	678,125
RF Capital Group [2]	108,000	185,884
Rothschild & Co [1]	13,900	598,211
SEI Investments	7,950	471,435
Silvercrest Asset Management Group Cl. A	27,612	430,195
Sprott	40,500	1,489,093
StoneX Group [2]	9,846	648,851
Tel Aviv Stock Exchange [1]	273,000	1,445,342
U.S. Global Investors Cl. A	165,500	941,695
Virtu Financial Cl. A	21,330	521,092
Warsaw Stock Exchange [1]	9,500	99,129
Westaim Corporation (The) [2]	105,000	223,828
Total		18,789,995

Closed-End Funds - 0.8%
Eagle Point Income	19,341	340,402
Total		340,402

Diversified Financial Services - 2.6%
Banco Latinoamericano de Comercio
Exterior Cl. E	25,700	450,778
ECN Capital	75,000	618,190
Total		1,068,968

Health Care Providers & Services - 0.7%
Great Elm Group [2]	115,545	262,287
Total		262,287

Insurance - 6.8%
Axis Capital Holdings	11,554	531,946
E-L Financial	1,638	1,209,153
James River Group Holdings	18,700	705,551
Trean Insurance Group [2]	32,600	337,410
Total		2,784,060

IT Services - 2.6%
Cass Information Systems	4,013	167,944
PayPal Holdings [2]	3,466	901,888
Total		1,069,832

Metals & Mining - 3.0%
Franco-Nevada	9,523	1,237,133
Total		1,237,133

Professional Services - 0.8%
Dun & Bradstreet Holdings [2]	5,000	84,050
Quess Corp [1]	17,756	217,750
Total		301,800

Real Estate Management & Development - 8.4%
Altus Group	23,760	1,159,299
FirstService	8,379	1,512,242
FRP Holdings [2]	7,957	444,955
RMR Group (The) Cl. A	10,000	334,500
Total		3,450,996

Software - 2.4%
Benefitfocus [2]	10,600	117,660
Bottomline Technologies [2]	9,800	384,944
Envestnet [2]	6,000	481,440
Total		984,044

Thrifts & Mortgage Finance - 1.0%
Provident Bancorp	25,000	400,500
Total		400,500

Transportation Infrastructure - 0.0%
Morgan Group Holding Co. [1],[2]	156	811
Total		811

TOTAL COMMON STOCKS
(Cost $20,322,967)		37,053,880

REPURCHASE AGREEMENT – 9.8%
Fixed Income Clearing Corporation,
0.00% dated 9/30/21, due 10/1/21,
maturity value $4,034,726 (collateralized
by obligations of various U.S. Government
Agencies, 1.25% due 9/30/28, valued at $4,115,471)
(Cost $4,034,726)		4,034,726

TOTAL INVESTMENTS – 100.2%
(Cost $24,357,693)	41,088,606

LIABILITIES LESS CASH AND OTHER ASSETS – (0.2)%	(81,833)
NET ASSETS – 100.0%	$41,006,773

SCHEDULES OF INVESTMENTS

ROYCE INTERNATIONAL PREMIER FUND

SEPTEMBER 30, 2021 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 91.7%

Australia – 10.7%
Bravura Solutions [1],[3]	14,219,530	$31,497,958
Cochlear [1]	78,400	12,382,666
Hansen Technologies [1]	7,554,076	30,169,272
IPH [1]	7,083,920	46,600,093
Technology One [1]	2,023,800	16,500,628
Total		137,150,617

Brazil – 2.3%
OdontoPrev	7,212,100	21,798,864
TOTVS	1,061,400	7,036,045
Total		28,834,909

Canada – 4.0%
Altus Group	323,900	15,803,742
Enghouse Systems	385,900	16,930,730
LifeWorks	748,100	19,059,835
Total		51,794,307

Denmark – 2.5%
Chr. Hansen Holding [1]	226,600	18,504,921
SimCorp [1]	112,400	13,238,938
Total		31,743,859

Germany – 4.5%
Amadeus Fire [1]	80,698	16,684,790
Carl Zeiss Meditec [1]	15,700	3,017,974
New Work [1]	86,700	21,277,521
Norma Group [1]	393,800	16,693,003
Total		57,673,288

Iceland – 2.7%
Marel	2,828,670	19,603,033
Ossur [1],[2]	2,136,966	14,943,415
Total		34,546,448

India – 1.3%
AIA Engineering [1]	609,311	16,004,389
Total		16,004,389

Italy – 4.4%
Carel Industries [1]	679,852	18,383,001
DiaSorin [1]	87,563	18,377,576
GVS [1]	1,415,112	20,113,465
Total		56,874,042

Japan – 17.9%
As One [1]	139,400	20,389,298
BML [1]	413,100	15,687,032
Daifuku [1]	118,100	11,105,251
Fukui Computer Holdings [1]	608,100	23,602,976
Medikit [1]	193,600	5,187,278
Meitec Corporation [1]	580,600	31,890,687
NSD [1]	1,143,300	20,890,384
OBIC Business Consultants [1]	562,300	28,570,073
TechnoPro Holdings [1]	600,100	17,826,955
TKC Corporation [1]	1,121,700	35,261,864
USS [1]	1,157,400	19,801,047
Total		230,212,845

Netherlands – 4.2%
IMCD [1]	149,500	28,383,834
Intertrust [1],[2]	1,696,595	25,392,400
Total		53,776,234

New Zealand – 1.0%
Fisher & Paykel Healthcare [1]	605,000	13,302,810
Total		13,302,810

Singapore – 1.4%
XP Power [1]	266,516	18,483,845
Total		18,483,845

South Korea – 2.7%
Douzone Bizon [1]	136,800	11,047,429
NICE Information Service [1]	1,372,000	23,569,761
Total		34,617,190

Sweden – 8.0%
Alimak Group [1]	1,073,200	16,066,703
Bravida Holding [1]	1,165,928	15,660,411
Hexpol [1]	1,538,600	17,467,560
Karnov Group [1]	3,490,189	21,273,874
Lagercrantz Group [1]	503,300	5,993,557
Loomis [1]	996,500	26,964,995
Total		103,427,100

Switzerland – 7.5%
dormakaba Holding [1]	36,000	26,140,956
Kardex Holding [1]	80,900	22,774,349
LEM Holding [1]	6,300	14,520,100
Partners Group Holding [1]	10,600	16,501,129
VZ Holding [1]	169,985	16,850,938
Total		96,787,472

United Kingdom – 16.6%
Ashmore Group [1]	4,021,950	18,282,512
Croda International [1]	247,200	28,229,124
Diploma [1]	234,698	8,824,781
DiscoverIE Group [1]	1,363,500	19,176,918
FDM Group Holdings [1]	828,438	13,926,330
Learning Technologies Group [1]	6,511,300	18,852,520
Marlowe [1],[2]	2,266,601	25,614,274
Restore [1]	3,919,839	25,893,765
Spirax-Sarco Engineering [1]	134,100	26,949,913
Victrex [1]	893,545	28,013,024
Total		213,763,161

TOTAL COMMON STOCKS
(Cost $893,941,103)		1,178,992,516

PREFERRED STOCK– 2.1%

Germany – 2.1%
FUCHS PETROLUB[1]	577,600	27,023,213
(Cost $26,069,560)		27,023,213

REPURCHASE AGREEMENT – 6.3%
Fixed Income Clearing Corporation,
0.00% dated 9/30/21, due 10/1/21,
maturity value $80,965,634 (collateralized
by obligations of various U.S. Government
Agencies, 1.25% due 9/30/28, valued at $82,584,985)
(Cost $80,965,634)		80,965,634

TOTAL INVESTMENTS – 100.1%
(Cost $1,000,976,297)		1,286,981,363

LIABILITIES LESS CASH AND OTHER ASSETS – (0.1)%		(726,146)
NET ASSETS – 100.0%		$1,286,255,217

SCHEDULES OF INVESTMENTS

ROYCE MICRO-CAP FUND

SEPTEMBER 30, 2021 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.6%

Communication Services – 4.7%
Entertainment - 2.5%
Chicken Soup For The Soul
Entertainment Cl. A [2]	138,732	$3,172,801
Gaia Cl. A [2]	277,600	2,631,648
IMAX Corporation [2]	137,000	2,600,260
Motorsport Games Cl. A [2],[4]	115,600	1,648,456
		10,053,165
Interactive Media & Services - 1.1%
Enthusiast Gaming Holdings [2]	371,800	1,341,486
QuinStreet [2]	179,246	3,147,560
		4,489,046
Media - 1.1%
Magnite [2],[4]	63,000	1,764,000
Thryv Holdings [2]	84,004	2,523,480
		4,287,480
Total		18,829,691

Consumer Discretionary – 10.8%
Auto Components - 1.6%
Modine Manufacturing [2]	230,100	2,607,033
Stoneridge [2]	128,900	2,628,271
Unique Fabricating [2]	373,951	1,234,038
		6,469,342
Hotels, Restaurants & Leisure - 1.9%
Century Casinos [2]	356,300	4,799,361
Lindblad Expeditions Holdings [2],[4]	196,700	2,869,853
		7,669,214
Household Durables - 0.8%
Legacy Housing [2]	177,300	3,186,081
Leisure Products - 0.9%
MasterCraft Boat Holdings [2]	141,300	3,543,804
Specialty Retail - 4.3%
Barnes & Noble Education [2]	222,800	2,225,772
Chico's FAS [2]	397,700	1,785,673
Citi Trends [2]	51,724	3,773,783
OneWater Marine Cl. A	90,100	3,622,921
Shoe Carnival	112,022	3,631,753
Zumiez [2]	66,400	2,640,064
		17,679,966
Textiles, Apparel & Luxury Goods - 1.3%
Fossil Group [2]	163,100	1,932,735
Vera Bradley [2]	363,000	3,415,830
		5,348,565
Total		43,896,972

Energy – 3.2%
Energy Equipment & Services - 3.2%
Aspen Aerogels [2]	106,700	4,909,267
Natural Gas Services Group [2]	324,287	3,366,099
Newpark Resources [2]	872,900	2,880,570
Profire Energy [2]	1,389,432	1,597,847
Total		12,753,783

Financials – 13.3%
Banks - 6.1%
Allegiance Bancshares	80,000	3,052,000
BayCom Corporation [2],[4]	160,300	2,981,580
Caribbean Investment Holdings [2]	1,858,138	926,352
HarborOne Bancorp	261,253	3,667,992
HBT Financial	197,300	3,068,015
HomeTrust Bancshares	131,200	3,670,976
Investar Holding Corporation	163,500	3,600,270
Midway Investments [2],[5]	1,858,170	0
TriState Capital Holdings [2]	182,757	3,865,311
		24,832,496
Capital Markets - 4.4%
B. Riley Financial	57,300	3,382,992
Canaccord Genuity Group	398,400	4,381,582
Silvercrest Asset Management Group Cl. A	204,000	3,178,320
Sprott	108,480	3,988,563
StoneX Group [2]	43,400	2,860,060
		17,791,517
Diversified Financial Services - 0.0%
Waterloo Investment Holdings [2],[5]	2,760,000	0
Investment Companies - 0.4%
Trident Acquisitions [2]	138,600	1,607,760
Thrifts & Mortgage Finance - 2.4%
PCSB Financial	174,400	3,215,936
Territorial Bancorp	112,300	2,850,174
Western New England Bancorp	439,000	3,744,670
		9,810,780
Total		54,042,553

Health Care – 13.2%
Biotechnology - 2.2%
CareDx [2]	32,200	2,040,514
Dynavax Technologies [2]	211,200	4,057,152
MeiraGTx Holdings [2]	212,500	2,800,750
		8,898,416
Health Care Equipment & Supplies - 7.3%
Apyx Medical [2],[4]	344,000	4,764,400
AtriCure [2]	44,700	3,108,885
Chembio Diagnostics [2]	240,253	600,632
CryoLife [2]	143,855	3,206,528
Cutera [2]	92,300	4,301,180
Misonix [2]	153,400	3,881,020
OrthoPediatrics Corp. [2]	57,400	3,760,274
Profound Medical [2]	172,500	2,518,179
Surmodics [2]	63,822	3,548,503
		29,689,601
Health Care Providers & Services - 0.7%
Sharps Compliance [2]	326,700	2,701,809
Life Sciences Tools & Services - 3.0%
Harvard Bioscience [2]	633,052	4,418,703
Inotiv [2]	104,500	3,055,580
NeoGenomics [2]	43,900	2,117,736
Quanterix Corporation [2]	54,300	2,703,597
		12,295,616
Total		53,585,442

Industrials – 21.1%
Aerospace & Defense - 1.0%
Astronics Corporation [2]	186,800	2,626,408
CPI Aerostructures [2]	466,084	1,281,731
		3,908,139
Building Products - 0.5%
Quanex Building Products	94,700	2,027,527
Commercial Services & Supplies - 2.1%
Acme United	72,400	2,370,376
Heritage-Crystal Clean [2]	124,474	3,607,257
VSE Corporation	49,500	2,384,415
		8,362,048
Construction & Engineering - 3.9%
Ameresco Cl. A [2]	40,500	2,366,415
Concrete Pumping Holdings [2]	26,600	227,164
Construction Partners Cl. A [2]	135,500	4,521,635
IES Holdings [2]	54,800	2,503,812
Northwest Pipe [2]	128,500	3,045,450
NV5 Global [2]	30,800	3,035,956
		15,700,432
Electrical Equipment - 0.8%
American Superconductor [2]	196,600	2,866,428
Power Solutions International [1],[2]	99,900	399,600
		3,266,028
Machinery - 5.5%
Alimak Group [1]	182,300	2,729,184
CIRCOR International [2]	111,400	3,677,314
Graham Corporation	209,688	2,600,131
Luxfer Holdings	105,000	2,061,150
Porvair [1]	313,000	2,898,561
Shyft Group (The)	111,900	4,253,319
Wabash National	195,600	2,959,428
Westport Fuel Systems [2]	407,700	1,341,333
		22,520,420
Marine - 1.0%
Clarkson [1]	83,324	4,219,347
Professional Services - 4.2%
CRA International	39,583	3,932,175
Forrester Research [2]	55,500	2,733,930
Heidrick & Struggles International	88,240	3,938,151
Kforce	55,932	3,335,784
Resources Connection	200,252	3,159,977
		17,100,017
Trading Companies & Distributors - 2.1%
Lawson Products [2]	71,900	3,595,719
Transcat [2]	73,900	4,765,072
		8,360,791
Total		85,464,749

Information Technology – 24.3%
Communications Equipment - 3.3%
Comtech Telecommunications	59,902	1,534,090
Digi International [2]	202,500	4,256,550
EMCORE Corporation [2]	413,400	3,092,232
Genasys [2]	324,700	1,681,946
Harmonic [2]	306,600	2,682,750
		13,247,568
Electronic Equipment, Instruments & Components - 5.0%
FARO Technologies [2]	41,300	2,717,953
LightPath Technologies Cl. A [2]	789,784	1,682,240
Luna Innovations [2]	383,800	3,646,100
nLIGHT [2]	84,700	2,387,693
PAR Technology [2]	57,800	3,555,278
PowerFleet [2]	406,600	2,724,220
Vishay Precision Group [2]	97,100	3,376,167
		20,089,651
IT Services - 1.3%
Cass Information Systems	67,416	2,821,360
Computer Task Group [2]	314,400	2,508,912
		5,330,272
Semiconductors & Semiconductor Equipment - 12.3%
Aehr Test Systems [2]	340,559	4,648,630
Axcelis Technologies [2]	92,400	4,345,572
AXT [2]	396,500	3,302,845
Camtek [2]	109,700	4,443,947
Cohu [2]	96,100	3,069,434
CyberOptics Corporation [2]	107,500	3,824,850
FormFactor [2]	70,400	2,628,032
Ichor Holdings [2]	76,700	3,151,603
NeoPhotonics Corporation [2]	231,600	2,017,236
Nova [2],[4]	43,200	4,418,928
NVE Corporation	40,400	2,584,388
PDF Solutions [2]	158,900	3,661,056
Photronics [2]	302,500	4,123,075
Ultra Clean Holdings [2]	86,100	3,667,860
		49,887,456
Software - 1.5%
Agilysys [2]	81,821	4,284,148
GTY Technology Holdings [2],[4]	258,600	1,944,672
		6,228,820
Technology Hardware, Storage & Peripherals - 0.9%
AstroNova [2]	228,700	3,441,935
Total		98,225,702

Materials – 3.6%
Metals & Mining - 3.6%
Altius Minerals	165,400	2,033,221
Ferroglobe (Warranty Insurance Trust) [2],[5]	205,763	0
Haynes International	118,230	4,404,068
Major Drilling Group International [2]	694,700	4,634,624
Universal Stainless & Alloy Products [2]	343,900	3,562,804
Total		14,634,717

Real Estate – 0.4%
Real Estate Management & Development - 0.4%
FRP Holdings [2]	29,575	1,653,834
Total		1,653,834

TOTAL COMMON STOCKS
(Cost $246,248,876)		383,087,443

REPURCHASE AGREEMENT – 5.4%
Fixed Income Clearing Corporation,
0.00% dated 9/30/21, due 10/1/21,
maturity value $22,057,167 (collateralized
by obligations of various U.S. Government
Agencies, 1.25% due 9/30/28, valued at $22,498,397)
(Cost $22,057,167)	22,057,167

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.0%
Money Market Funds Federated Government Obligations Fund - Institutional Shares (7 day yield-0.03%) (Cost $32,875)	32,875

TOTAL INVESTMENTS – 100.0%
(Cost $268,338,918)	405,177,485

LIABILITIES LESS CASH AND OTHER ASSETS – (0.0)%	(47,449)

NET ASSETS – 100.0%	$405,130,036

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY FUND
SEPTEMBER 30, 2021 (UNAUDITED)

\
	SHARES	VALUE

COMMON STOCKS – 94.5%

Communication Services – 2.4%
Diversified Telecommunication Services - 0.3%
Ooma [2]	275,278	$5,122,924
Entertainment - 0.3%
Marcus Corporation (The) [2]	383,100	6,685,095
Interactive Media & Services - 0.8%
Cars.com [2]	268,000	3,390,200
DHI Group [2]	443,828	2,112,621
QuinStreet [2]	549,000	9,640,440
		15,143,261
Media - 1.0%
comScore [2,4]	1,625,862	6,340,862
Entravision Communications Cl. A	818,200	5,809,220
Thryv Holdings [2]	225,638	6,778,165
		18,928,247
Total		45,879,527

Consumer Discretionary – 14.1%
Auto Components - 2.1%
Dana	548,453	12,197,595
Garrett Motion [2]	320,985	2,365,659
Horizon Global [2]	1,250,462	8,790,748
Modine Manufacturing [2]	856,363	9,702,593
Stoneridge [2]	335,777	6,846,493
		39,903,088
Diversified Consumer Services - 1.4%
American Public Education [2]	421,600	10,797,176
frontdoor [2]	87,799	3,678,778
Houghton Mifflin Harcourt [2]	577,746	7,759,129
Regis [2]	436,300	1,518,324
Zovio [2,4]	1,269,163	3,033,299
		26,786,706
Hotels, Restaurants & Leisure - 1.2%
Carrols Restaurant Group	311,692	1,140,793
Century Casinos [2]	263,494	3,549,264
Chuy's Holdings [2,4]	148,693	4,688,291
Noodles & Company Cl. A [2]	464,154	5,477,017
Ruth's Hospitality Group [2]	270,310	5,598,120
Six Flags Entertainment [2]	62,600	2,660,500
		23,113,985
Household Durables - 2.7%
Beazer Homes USA [2]	295,506	5,097,479
Cavco Industries [2]	15,100	3,574,774
Century Communities	93,500	5,745,575
Dixie Group (The) [2]	534,556	2,597,942
Ethan Allen Interiors	222,900	5,282,730
GoPro Cl. A [2,4]	374,100	3,501,576
LGI Homes [2,4]	39,770	5,643,761
Skyline Champion [2]	107,200	6,438,432
Taylor Morrison Home [2]	158,854	4,095,256
Toll Brothers	105,086	5,810,205
Tri Pointe Homes [2]	240,606	5,057,538
		52,845,268
Internet & Direct Marketing Retail - 0.6%
iMedia Brands [2]	79,731	458,453
Overstock.com [2]	137,800	10,737,376
		11,195,829
Multiline Retail - 0.7%
Dillard's Cl. A	32,900	5,675,908
Nordstrom [2]	254,700	6,736,815
		12,412,723
Specialty Retail - 3.9%
Barnes & Noble Education [2]	604,046	6,034,420
Caleres	204,600	4,546,212
Chico's FAS [2]	1,210,392	5,434,660
Conn's [2]	448,704	10,243,912
Designer Brands Cl. A [2]	592,579	8,254,625
Express [2]	640,300	3,022,216
Guess?	289,994	6,092,774
J.Jill [2]	358,643	6,233,215
JOANN	123,005	1,370,276
Kirkland's [2]	446,900	8,584,949
Lumber Liquidators Holdings [2]	444,500	8,303,260
Sonic Automotive Cl. A	64,400	3,383,576
Victoria’s Secret & Co. [2]	71,629	3,958,219
		75,462,314
Textiles, Apparel & Luxury Goods - 1.5%
Fossil Group [2,4]	607,500	7,198,875
Skechers U.S.A. Cl. A [2]	229,922	9,684,314
Unifi [2]	441,400	9,679,902
Vera Bradley [2]	253,202	2,382,631
		28,945,722
Total		270,665,635

Consumer Staples – 0.4%
Beverages - 0.0%
Reed's [2]	441,994	265,196
Food & Staples Retailing - 0.1%
Chefs' Warehouse (The) [2,4]	68,050	2,216,389
Household Products - 0.3%
Central Garden & Pet Cl. A [2]	117,700	5,061,100
Total		7,542,685

Energy – 3.5%
Energy Equipment & Services - 0.5%
Archrock	445,800	3,677,850
Mammoth Energy Services [2]	520,121	1,513,552
Ranger Energy Services Cl. A [2]	225,056	2,070,515
U.S. Silica Holdings [2]	396,902	3,171,247
		10,433,164
Oil, Gas & Consumable Fuels - 3.0%
Ardmore Shipping [2]	971,793	4,032,941
Baytex Energy [1,2]	1,240,800	3,399,792
Chesapeake Energy	139,100	8,567,169
Dorian LPG	558,592	6,932,127
Earthstone Energy Cl. A [2]	875,472	8,054,342
Matador Resources	242,383	9,220,249
Navigator Holdings [2]	568,084	5,055,948
Scorpio Tankers	297,800	5,521,212
Southwestern Energy [2]	573,781	3,178,747
Teekay LNG Partners L.P.	246,136	3,827,415
		57,789,942
Total		68,223,106

Financials – 8.7%
Banks - 2.5%
First Foundation	295,600	7,774,280
Hilltop Holdings	389,308	12,718,692
Seacoast Banking Corporation of Florida	326,650	11,044,037
Texas Capital Bancshares [2]	89,600	5,377,792
TriState Capital Holdings [2]	510,587	10,798,915
		47,713,716
Capital Markets - 1.3%
B. Riley Financial	154,467	9,119,732
Houlihan Lokey Cl. A	60,489	5,571,037
Moelis & Company Cl. A	158,726	9,820,377
		24,511,146
Insurance - 2.6%
Brighthouse Financial [2]	270,700	12,243,761
HCI Group	98,676	10,930,341
Old Republic International	544,700	12,598,911
Stewart Information Services	171,240	10,832,642
United Fire Group	147,203	3,400,389
		50,006,044
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
ACRES Commercial Realty [2]	329,539	5,328,646
Thrifts & Mortgage Finance - 2.0%
Axos Financial [2]	170,300	8,777,262
MGIC Investment	442,100	6,613,816
NMI Holdings Cl. A [2]	349,363	7,899,097
Radian Group	309,698	7,036,339
Walker & Dunlop	79,688	9,044,588
		39,371,102
Total		166,930,654

Health Care – 7.4%
Biotechnology - 0.3%
Emergent BioSolutions [2]	132,226	6,620,556
Health Care Equipment & Supplies - 3.2%
Accuray [2]	1,078,108	4,258,527
Alphatec Holdings [2]	211,300	2,575,747
Cutera [2]	76,810	3,579,346
IntriCon Corporation [2,3,4]	481,447	8,743,077
Invacare Corporation [2]	478,008	2,275,318
Misonix [2]	197,456	4,995,637
Ortho Clinical Diagnostics Holdings [2]	435,400	8,046,192
Orthofix Medical [2]	179,396	6,838,575
Sientra [2,4]	803,916	4,606,439
Surgalign Holdings [2]	512,945	559,110
Varex Imaging [2]	253,646	7,152,817
ViewRay [2]	1,161,770	8,376,362
		62,007,147
Health Care Providers & Services - 3.0%
Acadia Healthcare [2,4]	45,072	2,874,692
Community Health Systems [2]	849,614	9,940,484
Cross Country Healthcare [2,4]	598,720	12,716,813
Option Care Health [2,4]	445,971	10,819,256
Owens & Minor	295,307	9,240,156
RadNet [2]	147,100	4,311,501
Select Medical Holdings	224,400	8,116,548
		58,019,450
Health Care Technology - 0.3%
Evolent Health Cl. A [2]	193,200	5,989,200
Pharmaceuticals - 0.6%
Organon & Co	321,103	10,528,967
Total		143,165,320

Industrials – 26.7%
Aerospace & Defense - 3.3%
AAR Corporation [2]	313,400	10,163,562
Astronics Corporation [2]	697,900	9,812,474
Ducommun [2]	211,886	10,668,460
Hexcel Corporation [2]	189,000	11,224,710
Spirit AeroSystems Holdings Cl. A	231,900	10,247,661
Triumph Group [2]	631,816	11,770,732
		63,887,599
Air Freight & Logistics - 1.5%
Atlas Air Worldwide Holdings [2,4]	163,736	13,373,956
Hub Group Cl. A [2]	179,500	12,340,625
Radiant Logistics [2,4]	617,069	3,943,071
		29,657,652
Airlines - 1.2%
Alaska Air Group [2]	99,000	5,801,400
JetBlue Airways [2]	622,100	9,511,909
Mesa Air Group [2,4]	1,067,146	8,174,338
		23,487,647
Building Products - 2.5%
Apogee Enterprises	258,600	9,764,736
Gibraltar Industries [2]	56,700	3,949,155
Griffon Corporation	418,167	10,286,908
Insteel Industries	107,633	4,095,436
JELD-WEN Holding [2]	267,213	6,688,341
PGT Innovations [2]	187,943	3,589,711
Resideo Technologies [2,4]	368,616	9,137,991
		47,512,278
Commercial Services & Supplies - 3.2%
Heritage-Crystal Clean [2]	308,600	8,943,228
Herman Miller	237,000	8,925,420
Interface	512,467	7,763,875
KAR Auction Services [2]	437,580	7,171,936
Pitney Bowes	1,277,894	9,213,616
Quest Resource Holding Corporation [2]	146,841	892,793
Steelcase Cl. A	573,600	7,273,248
VSE Corporation	248,932	11,991,055
		62,175,171
Construction & Engineering - 3.0%
Arcosa	230,506	11,564,486
Comfort Systems USA	139,010	9,914,193
Concrete Pumping Holdings [2,4]	587,124	5,014,039
Construction Partners Cl. A [2]	181,159	6,045,276
Limbach Holdings [2,4]	447,434	2,962,013
Matrix Service [2]	437,046	4,571,501
Northwest Pipe [2]	260,222	6,167,262
Orion Group Holdings [2]	556,653	3,028,192
Primoris Services	327,680	8,024,883
		57,291,845
Electrical Equipment - 0.6%
Babcock & Wilcox Enterprises [2,4]	1,013,495	6,496,503
LSI Industries	535,673	4,151,466
Power Solutions International [1,2]	345,040	1,380,160
		12,028,129
Machinery - 5.9%
CIRCOR International [2]	379,103	12,514,190
Commercial Vehicle Group [2]	680,592	6,438,400
EnPro Industries	145,700	12,693,384
Evercel [1,2]	141,133	344,365
Hurco Companies	73,351	2,366,303
Hyster-Yale Materials Handling Cl. A	150,457	7,561,969
LiqTech International [2]	352,470	1,931,536
Luxfer Holdings	390,100	7,657,663
Manitex International [2]	648,058	4,653,056
Meritor [2]	341,408	7,275,404
NN [2]	973,519	5,110,975
Park-Ohio Holdings	227,971	5,817,820
Shyft Group (The)	259,338	9,857,437
Trinity Industries	369,224	10,031,816
Twin Disc [2]	258,565	2,756,303
Wabash National	742,700	11,237,051
Westport Fuel Systems [2]	1,542,333	5,074,276
		113,321,948
Marine - 0.3%
Diana Shipping [2]	894,745	5,117,942
Professional Services - 1.6%
Heidrick & Struggles International	165,665	7,393,629
Korn Ferry	135,645	9,815,272
Mistras Group [2]	454,973	4,622,526
TrueBlue [2]	355,436	9,625,207
		31,456,634
Road & Rail - 0.6%
Daseke [2,4]	488,400	4,498,164
U.S. Xpress Enterprises Cl. A [2,4]	727,624	6,279,395
		10,777,559
Trading Companies & Distributors - 3.0%
Air Lease Cl. A	326,538	12,846,005
BlueLinx Holdings [2]	178,800	8,739,744
Herc Holdings [2]	81,119	13,259,712
Univar Solutions [2]	423,900	10,097,298
WESCO International [2]	111,504	12,858,641
		57,801,400
Total		514,515,804

Information Technology – 17.6%
Communications Equipment - 4.6%
ADTRAN	531,300	9,967,188
Applied Optoelectronics [2,4]	610,100	4,380,518
Aviat Networks [2]	234,278	7,698,375
CalAmp Corporation [2]	1,017,900	10,128,105
Ceragon Networks [2,4]	1,095,416	3,823,002
Comtech Telecommunications	501,517	12,843,850
Digi International [2]	638,402	13,419,210
DZS [2]	676,804	8,297,617
Infinera Corporation [2,4]	1,167,646	9,714,815
PCTEL	911,693	5,670,731
Sierra Wireless [2,4]	103,604	1,605,862
		87,549,273
Electronic Equipment, Instruments & Components - 4.1%
Advanced Energy Industries	83,953	7,366,876
Avnet	320,500	11,848,885
CTS Corporation	278,314	8,602,685
Fabrinet [2]	113,929	11,678,862
Frequency Electronics [2]	289,393	3,009,687
Identiv [2]	299,020	5,633,537
Iteris [2,4]	512,321	2,705,055
Knowles [2]	559,520	10,485,405
VIA optronics ADR [2]	644,307	4,935,391
Vishay Intertechnology	639,409	12,845,727
		79,112,110
IT Services - 0.2%
Conduent [2]	617,600	4,069,984
Semiconductors & Semiconductor Equipment - 5.2%
Alpha & Omega Semiconductor [2]	340,613	10,685,030
Amkor Technology	525,240	13,104,738
Amtech Systems [2]	447,188	5,111,359
Cohu [2]	310,076	9,903,827
FormFactor [2]	269,513	10,060,920
Ichor Holdings [2]	214,994	8,834,104
Kulicke & Soffa Industries	149,165	8,693,336
Onto Innovation [2]	157,619	11,387,973
Ultra Clean Holdings [2]	277,927	11,839,690
Veeco Instruments [2]	450,587	10,007,537
		99,628,514
Software - 2.6%
A10 Networks [2]	964,126	12,996,418
Avaya Holdings [2]	551,354	10,911,296
InterDigital	96,500	6,544,630
Kaleyra [2,4]	687,057	7,564,498
Marin Software [2]	268,830	2,451,730
SecureWorks Corp. Cl. A [2,4]	521,762	10,372,628
		50,841,200
Technology Hardware, Storage & Peripherals - 0.9%
Avid Technology [2]	360,185	10,416,550
Immersion Corporation [2]	507,500	3,471,300
Intevac [2]	628,802	3,005,674
		16,893,524
Total		338,094,605

Materials – 9.4%
Chemicals - 3.5%
AdvanSix [2]	275,812	10,963,527
American Vanguard	419,114	6,307,666
Huntsman Corporation	488,400	14,451,756
Intrepid Potash [2]	121,882	3,766,154
Kraton Corporation [2]	62,521	2,853,458
Livent Corporation [2,4]	545,000	12,594,950
LSB Industries [2]	496,456	5,068,816
Trecora Resources [2]	633,431	5,181,465
Tronox Holdings	261,100	6,436,115
		67,623,907
Containers & Packaging - 0.5%
TriMas Corporation [2]	264,610	8,562,780
Metals & Mining - 5.0%
Allegheny Technologies [2]	704,014	11,707,753
Carpenter Technology	301,242	9,862,663
Century Aluminum [2]	505,010	6,792,384
Cleveland-Cliffs [2]	482,549	9,559,296
Coeur Mining [2]	913,932	5,638,960
Commercial Metals	390,900	11,906,814
Ferroglobe [2]	1,167,871	10,160,478
Haynes International	358,594	13,357,627
Major Drilling Group International [2]	772,500	5,153,659
Noranda Aluminum Holding Corporation [2,5]	488,157	3,417
Olympic Steel	170,995	4,165,438
TimkenSteel Corporation [2]	667,400	8,729,592
		97,038,081
Paper & Forest Products - 0.4%
Glatfelter	551,145	7,771,145
Total		180,995,913

Real Estate – 3.8%
Equity Real Estate Investment Trusts (REITs) - 3.4%
Alexander & Baldwin	469,400	11,002,736
Armada Hoffler Properties	638,834	8,541,210
Braemar Hotels & Resorts [2]	483,253	2,343,777
CatchMark Timber Trust Cl. A	95,800	1,137,146
Chatham Lodging Trust [2]	267,500	3,276,875
Diversified Healthcare Trust	1,153,400	3,910,026
Kimco Realty	521,000	10,810,750
Macerich Company	720,000	12,031,200
Ryman Hospitality Properties [2]	55,571	4,651,293
Tanger Factory Outlet Centers	544,200	8,870,460
		66,575,473
Real Estate Management & Development - 0.4%
Realogy Holdings [2]	409,320	7,179,473
Total		73,754,946

Utilities – 0.5%
Electric Utilities - 0.2%
Hawaiian Electric Industries	75,701	3,090,872
Multi-Utilities - 0.3%
Black Hills	108,700	6,822,012
Total		9,912,884

TOTAL COMMON STOCKS
(Cost $1,428,551,475)		1,819,681,079

REPURCHASE AGREEMENT – 5.6%
Fixed Income Clearing Corporation, 0.00% dated 9/30/21, due 10/1/21, maturity value $107,842,367 (collateralized by obligations of various U.S. Government Agencies, 1.25% due 9/30/28, valued at $109,999,304) (Cost $107,842,367)		107,842,367

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.1%
Money Market Funds
Federated Government Obligations Fund - Institutional Shares (7 day yield-0.03%) (Cost $2,358,674)		2,358,674

TOTAL INVESTMENTS – 100.2%
(Cost $1,538,752,516)		1,929,882,120

LIABILITIES LESS CASH AND OTHER ASSETS – (0.2)%		(3,076,736)

NET ASSETS – 100.0%		$1,926,805,384

SCHEDULES OF INVESTMENTS
ROYCE PENNSYLVANIA MUTUAL FUND
SEPTEMBER 30, 2021 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 97.8%

Communication Services – 1.7%
Diversified Telecommunication Services - 0.7%
Bandwidth Cl. A [2]	111,035	$10,024,240
Liberty Latin America Cl. C [2]	383,565	5,032,372
		15,056,612
Entertainment - 0.3%
Chicken Soup For The Soul Entertainment Cl. A [2]	34,500	789,015
IMAX Corporation [2]	243,000	4,612,140
World Wrestling Entertainment Cl. A	37,714	2,121,790
		7,522,945
Interactive Media & Services - 0.1%
QuinStreet [2]	80,000	1,404,800
Media - 0.6%
Media General (Rights) [2,5]	102,272	0
Meredith Corporation [2]	76,540	4,263,278
New York Times Cl. A	169,395	8,346,092
		12,609,370
Total		36,593,727

Consumer Discretionary – 10.7%
Auto Components - 2.1%
Dorman Products [2]	102,127	9,668,363
Gentex Corporation	310,098	10,227,032
LCI Industries	83,352	11,221,680
Patrick Industries	111,291	9,270,540
Standard Motor Products	45,000	1,966,950
Stoneridge [2]	105,227	2,145,579
		44,500,144
Automobiles - 0.4%
Winnebago Industries	115,649	8,378,770
Distributors - 0.2%
LKQ Corporation [2]	101,823	5,123,733
Hotels, Restaurants & Leisure - 1.4%
Century Casinos [2]	498,274	6,711,751
Dutch Bros Cl. A [2,4]	108,700	4,708,884
Hilton Grand Vacations [2,4]	9,000	428,130
Hyatt Hotels Cl. A [2]	23,842	1,838,218
Scientific Games [2,4]	188,500	15,658,695
		29,345,678
Household Durables - 1.1%
La-Z-Boy	136,227	4,390,596
Legacy Housing [2,4]	100,000	1,797,000
PulteGroup	113,500	5,211,920
Skyline Champion [2]	101,000	6,066,060
TopBuild Corp. [2]	30,500	6,246,705
		23,712,281
Internet & Direct Marketing Retail - 0.1%
1-800-FLOWERS.COM Cl. A [2,4]	63,050	1,923,656
Leisure Products - 1.0%
Brunswick Corporation	48,575	4,627,741
Malibu Boats Cl. A [2]	66,396	4,646,392
MasterCraft Boat Holdings [2]	471,039	11,813,658
		21,087,791
Multiline Retail - 0.2%
Franchise Group Cl. A	85,210	3,017,286
Specialty Retail - 3.1%
Aaron's Company (The)	179,091	4,932,166
America's Car-Mart [2]	70,479	8,230,538
Asbury Automotive Group [2]	88,535	17,418,376
Haverty Furniture	56,700	1,911,357
OneWater Marine Cl. A	172,761	6,946,720
Rent-A-Center	281,282	15,810,861
Shoe Carnival	292,746	9,490,825
		64,740,843
Textiles, Apparel & Luxury Goods - 1.1%
Canada Goose Holdings [2,4]	179,100	6,388,497
Levi Strauss & Co. Cl. A	140,194	3,436,155
Movado Group	100,500	3,164,745
Ralph Lauren Cl. A	65,302	7,251,134
Wolverine World Wide	126,355	3,770,433
		24,010,964
Total		225,841,146

Consumer Staples – 1.2%
Food Products - 0.4%
Nomad Foods [2]	154,056	4,245,784
Seneca Foods Cl. A [2]	94,033	4,534,271
		8,780,055
Household Products - 0.3%
Spectrum Brands Holdings	60,403	5,778,755
Personal Products - 0.5%
Inter Parfums	150,426	11,247,352
Total		25,806,162

Energy – 0.8%
Energy Equipment & Services - 0.8%
Aspen Aerogels [2,4]	130,000	5,981,300
Pason Systems	1,642,358	11,177,267
Total		17,158,567

Financials – 19.3%
Banks - 6.9%
BankUnited	144,972	6,062,729
BOK Financial	41,600	3,725,280
CIT Group	113,630	5,903,078
City Holding Company	48,243	3,758,612
First Bancshares (The)	206,125	7,993,528
First Citizens BancShares Cl. A	35,155	29,641,641
First Hawaiian	424,326	12,453,968
German American Bancorp	69,919	2,700,971
Home BancShares	306,249	7,206,039
Independent Bank Group	124,750	8,862,240
National Bankshares	107,919	3,918,539
Origin Bancorp	126,328	5,349,991
Popular	193,643	15,040,252
Signature Bank	35,196	9,583,167
Texas Capital Bancshares [2]	37,328	2,240,427
TriState Capital Holdings [2]	75,000	1,586,250
Triumph Bancorp [2]	198,610	19,886,819
		145,913,531
Capital Markets - 5.7%
Ares Management Cl. A	147,021	10,854,560
Artisan Partners Asset Management Cl. A	122,702	6,002,582
B. Riley Financial	33,700	1,989,648
Evercore Cl. A	44,241	5,913,694
GCM Grosvenor Cl. A	1,410,780	16,252,186
Houlihan Lokey Cl. A	111,966	10,312,069
Lazard Cl. A	104,992	4,808,633
MarketWise Cl. A [2]	25,000	206,500
MarketWise Cl. A (Private Placement) [2,5]	500,000	4,130,000
Moelis & Company Cl. A	41,924	2,593,838
Morningstar	54,934	14,229,554
Open Lending [2]	223,901	8,076,109
SEI Investments	310,019	18,384,127
Silvercrest Asset Management Group Cl. A	184,878	2,880,399
Sprott	184,894	6,798,132
TMX Group	56,620	6,105,894
		119,537,925
Consumer Finance - 0.3%
PROG Holdings [2]	130,339	5,475,541
Diversified Financial Services - 0.2%
Compass Diversified Holdings	166,046	4,677,516
Insurance - 5.6%
Alleghany Corporation [2]	11,375	7,102,664
AMERISAFE	108,980	6,120,317
Assured Guaranty	139,159	6,514,033
Axis Capital Holdings	96,827	4,457,915
CNO Financial Group	182,993	4,307,655
E-L Financial	24,818	18,320,371
Employers Holdings	122,800	4,849,372
First American Financial	47,971	3,216,456
James River Group Holdings	446,301	16,838,937
Kemper Corporation	69,128	4,617,059
Old Republic International	194,300	4,494,159
ProAssurance Corporation	317,966	7,561,231
RenaissanceRe Holdings	22,316	3,110,850
RLI Corp.	62,253	6,242,108
Safety Insurance Group	60,000	4,755,000
Selective Insurance Group	19,216	1,451,384
Stewart Information Services	44,402	2,808,871
Trean Insurance Group [2,4]	775,759	8,029,106
White Mountains Insurance Group	2,790	2,984,212
		117,781,700
Thrifts & Mortgage Finance - 0.6%
Axos Financial [2]	122,961	6,337,410
Southern Missouri Bancorp	31,616	1,419,242
Timberland Bancorp	111,523	3,228,591
TrustCo Bank Corp NY	87,066	2,783,500
		13,768,743
Total		407,154,956

Health Care – 7.0%
Biotechnology - 1.0%
CareDx [2]	102,120	6,471,344
Catalyst Pharmaceuticals [2]	767,117	4,065,720
DermTech [2,4]	77,800	2,498,158
MaxCyte [2,4]	466,161	5,691,826
MeiraGTx Holdings [2,4]	97,600	1,286,368
		20,013,416
Health Care Equipment & Supplies - 4.0%
AtriCure [2]	25,000	1,738,750
Atrion Corporation	8,442	5,888,295
BioLife Solutions [2]	145,416	6,154,005
ClearPoint Neuro [2,4]	192,807	3,422,324
Cutera [2,4]	48,300	2,250,780
Haemonetics Corporation [2]	267,369	18,873,578
Meridian Bioscience [2]	484,658	9,324,820
Mesa Laboratories	74,145	22,418,482
Misonix [2,4]	201,200	5,090,360
Natus Medical [2]	69,100	1,733,028
OrthoPediatrics Corp. [2]	56,800	3,720,968
Profound Medical [2]	53,200	776,621
SI-BONE [2]	70,358	1,507,068
Surmodics [2]	43,200	2,401,920
		85,300,999
Health Care Providers & Services - 0.8%
Encompass Health	107,260	8,048,791
Ensign Group (The)	34,708	2,599,282
Molina Healthcare [2]	20,400	5,534,724
Sharps Compliance [2,4]	148,200	1,225,614
		17,408,411
Health Care Technology - 0.3%
Simulations Plus	142,091	5,612,594
Life Sciences Tools & Services - 0.5%
Bio-Techne	7,320	3,547,052
Harvard Bioscience [2]	249,100	1,738,718
Quanterix Corporation [2]	101,479	5,052,640
		10,338,410
Pharmaceuticals - 0.4%
BioDelivery Sciences International [2]	553,500	1,998,135
Harmony Biosciences Holdings [2,4]	93,500	3,583,855
Supernus Pharmaceuticals [2,4]	116,267	3,100,841
		8,682,831
Total		147,356,661

Industrials – 26.1%
Aerospace & Defense - 1.0%
HEICO Corporation	81,768	10,782,746
Vectrus [2]	185,783	9,341,169
		20,123,915
Air Freight & Logistics - 0.6%
Forward Air	74,011	6,144,393
Hub Group Cl. A [2]	97,118	6,676,863
		12,821,256
Airlines - 0.5%
Sun Country Airlines Holdings [2,4]	306,802	10,290,139
Building Products - 2.7%
Advanced Drainage Systems	37,631	4,070,545
Builders FirstSource [2]	256,370	13,264,584
Carlisle Companies	35,638	7,084,478
CSW Industrials	1,500	191,550
Gibraltar Industries [2]	103,417	7,202,994
Quanex Building Products	55,700	1,192,537
Rexnord Corporation	109,200	7,020,468
Simpson Manufacturing	51,562	5,515,587
UFP Industries	171,174	11,636,409
		57,179,152
Commercial Services & Supplies - 1.2%
Brink's Company (The)	5,783	366,064
Deluxe Corporation	161,270	5,787,980
Healthcare Services Group	270,620	6,762,794
Heritage-Crystal Clean [2]	154,283	4,471,122
Herman Miller	88,600	3,336,676
UniFirst Corporation	17,752	3,774,430
		24,499,066
Construction & Engineering - 3.6%
Arcosa	366,117	18,368,090
Construction Partners Cl. A [2,4]	144,091	4,808,317
EMCOR Group	29,550	3,409,479
Great Lakes Dredge & Dock [2]	776,804	11,721,972
Northwest Pipe [2]	133,537	3,164,827
NV5 Global [2]	11,100	1,094,127
Primoris Services	237,409	5,814,146
Sterling Construction [2]	80,572	1,826,567
Valmont Industries	78,905	18,552,144
WillScot Mobile Mini Holdings Corp. [2,4]	199,150	6,317,038
		75,076,707
Electrical Equipment - 0.9%
American Superconductor [2]	95,300	1,389,474
Encore Wire	50,580	4,796,501
GrafTech International	412,065	4,252,511
Preformed Line Products	144,775	9,416,166
		19,854,652
Machinery - 7.2%
CIRCOR International [2]	111,200	3,670,712
Colfax [2,4]	353,280	16,215,552
Crane Company	36,920	3,500,385
ESCO Technologies	103,409	7,962,493
Graham Corporation	93,792	1,163,021
Helios Technologies	131,011	10,757,313
Hurco Companies	91,930	2,965,662
John Bean Technologies	100,250	14,090,138
Kadant	97,602	19,920,568
Lincoln Electric Holdings	126,226	16,256,647
Lindsay Corporation	68,474	10,393,668
Meritor [2]	365,410	7,786,887
Middleby Corporation (The) [2]	100,090	17,066,346
Miller Industries	309,488	10,534,972
RBC Bearings [2]	45,622	9,680,988
Westport Fuel Systems [2]	169,500	557,655
		152,523,007
Marine - 0.4%
Clarkson [1]	136,052	6,889,379
Kirby Corporation [2]	54,000	2,589,840
		9,479,219
Professional Services - 2.8%
Barrett Business Services	10,563	805,534
Forrester Research [2]	274,387	13,516,304
Heidrick & Struggles International	258,519	11,537,703
KBR	523,961	20,644,063
Korn Ferry	79,850	5,777,946
LifeWorks	53,600	1,365,602
ManpowerGroup	31,547	3,415,909
Upwork [2]	46,554	2,096,327
		59,159,388
Road & Rail - 2.4%
ArcBest	93,175	7,618,920
Landstar System	97,966	15,460,994
Saia [2]	55,562	13,225,423
Schneider National Cl. B	238,900	5,432,586
Universal Logistics Holdings	306,291	6,150,323
Werner Enterprises	63,800	2,824,426
		50,712,672
Trading Companies & Distributors - 2.8%
Air Lease Cl. A	447,054	17,587,104
Applied Industrial Technologies	93,965	8,469,066
EVI Industries [2,4]	339,829	9,243,349
Lawson Products [2]	19,600	980,196
MSC Industrial Direct Cl. A	58,022	4,652,784
Richelieu Hardware	355,741	11,700,750
Transcat [2,4]	107,600	6,938,048
		59,571,297
Total		551,290,470

Information Technology – 21.4%
Communications Equipment - 0.8%
Calix [2]	177,700	8,783,711
Digi International [2]	314,293	6,606,439
NETGEAR [2]	50,500	1,611,455
		17,001,605
Electronic Equipment, Instruments & Components - 6.9%
Avnet	48,644	1,798,369
Belden	46,768	2,724,704
Cognex Corporation	90,945	7,295,608
ePlus [2]	42,596	4,370,776
Fabrinet [2]	110,082	11,284,506
FARO Technologies [2]	178,488	11,746,295
Insight Enterprises [2]	77,043	6,940,033
IPG Photonics [2]	27,231	4,313,390
Jabil	34,000	1,984,580
Kimball Electronics [2]	410,192	10,570,648
Littelfuse	7,375	2,015,366
Luna Innovations [2]	782,599	7,434,691
Methode Electronics	87,078	3,661,630
National Instruments	36,311	1,424,481
nLIGHT [2,4]	134,000	3,777,460
PAR Technology [2]	236,371	14,539,180
PC Connection	34,844	1,534,181
PowerFleet [2,4]	158,600	1,062,620
Rogers Corporation [2]	39,591	7,382,930
Sanmina Corporation [2]	151,860	5,852,684
SYNNEX Corporation	40,532	4,219,381
Vishay Intertechnology	452,890	9,098,560
Vishay Precision Group [2]	111,165	3,865,207
Vontier Corporation	505,462	16,983,523
		145,880,803
IT Services - 1.9%
Cass Information Systems	40,250	1,684,462
Computer Services [1]	143,710	8,478,890
Concentrix Corporation [2]	12,583	2,227,191
Repay Holdings Cl. A [2,4]	502,704	11,577,273
Shift4 Payments Cl. A [2,4]	156,538	12,134,826
Unisys Corporation [2]	125,000	3,142,500
		39,245,142
Semiconductors & Semiconductor Equipment - 8.4%
Axcelis Technologies [2]	95,265	4,480,313
Brooks Automation	81,200	8,310,820
Camtek [2]	335,371	13,585,879
Cirrus Logic [2]	172,540	14,208,669
CMC Materials	119,778	14,760,243
Cohu [2]	363,618	11,613,959
CyberOptics Corporation [2]	148,400	5,280,072
FormFactor [2]	481,773	17,984,586
Ichor Holdings [2,4]	30,400	1,249,136
Kulicke & Soffa Industries	328,090	19,121,085
Lattice Semiconductor [2]	89,571	5,790,765
MKS Instruments	174,153	26,281,430
Nova [2,4]	88,254	9,027,502
NVE Corporation	52,363	3,349,661
Onto Innovation [2,4]	141,820	10,246,495
Photronics [2]	144,000	1,962,720
SiTime [2,4]	36,854	7,524,481
Ultra Clean Holdings [2]	86,600	3,689,160
		178,466,976
Software - 2.8%
ACI Worldwide [2]	213,837	6,571,211
Agilysys [2]	105,387	5,518,063
CDK Global	85,117	3,621,728
ChannelAdvisor Corporation [2]	114,430	2,887,069
Dolby Laboratories Cl. A	93,120	8,194,560
j2 Global [2]	38,302	5,232,819
Momentive Global [2,4]	234,300	4,592,280
Teradata Corporation [2]	63,696	3,652,966
Upland Software [2]	546,715	18,282,150
		58,552,846
Technology Hardware, Storage & Peripherals - 0.6%
AstroNova [2]	83,400	1,255,170
Avid Technology [2]	396,340	11,462,153
		12,717,323
Total		451,864,695

Materials – 7.5%
Chemicals - 5.1%
Balchem Corporation	69,792	10,124,726
Element Solutions	1,061,406	23,011,282
Huntsman Corporation	208,700	6,175,433
Innospec	225,074	18,955,732
Minerals Technologies	224,022	15,645,697
Mosaic Company (The)	388,500	13,877,220
Quaker Chemical	80,102	19,041,847
		106,831,937
Construction Materials - 0.3%
Eagle Materials	50,800	6,662,928
Containers & Packaging - 0.4%
Graphic Packaging Holding Company	283,303	5,394,089
Silgan Holdings	90,142	3,457,847
		8,851,936
Metals & Mining - 1.2%
Alamos Gold Cl. A	2,037,600	14,655,405
Haynes International	64,000	2,384,000
IAMGOLD Corporation [2]	795,894	1,798,721
Reliance Steel & Aluminum	49,834	7,097,358
		25,935,484
Paper & Forest Products - 0.5%
Stella-Jones	307,177	10,343,517
Total		158,625,802

Real Estate – 2.1%
Real Estate Management & Development - 2.1%
Colliers International Group	32,596	4,162,835
FirstService	3,400	613,632
FRP Holdings [2]	167,330	9,357,094
Jones Lang LaSalle [2]	17,800	4,416,002
Kennedy-Wilson Holdings	723,421	15,133,967
Marcus & Millichap [2]	241,159	9,795,879
Tejon Ranch [2]	20,294	360,421
Total		43,839,830

TOTAL COMMON STOCKS
(Cost $1,382,500,337)		2,065,532,016

REPURCHASE AGREEMENT – 2.2%
Fixed Income Clearing Corporation, 0.00% dated 9/30/21, due 10/1/21, maturity value $47,757,457 (collateralized by obligations of various U.S. Government Agencies, 1.25% due 9/30/28, valued at $48,712,636) (Cost $47,757,457)		47,757,457

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.5%
Money Market Funds Federated Government Obligations Fund - Institutional Shares (7 day yield-0.03%) (Cost $9,824,788)		9,824,788

TOTAL INVESTMENTS – 100.5%
(Cost $1,440,082,582)		2,123,114,261

LIABILITIES LESS CASH AND OTHER ASSETS – (0.5)%		(10,452,938)

NET ASSETS – 100.0%		$2,112,661,323

SCHEDULES OF INVESTMENTS

ROYCE PREMIER FUND

SEPTEMBER 30, 2021 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 94.9%

Consumer Discretionary – 7.4%
Auto Components - 2.6%
Dorman Products [2]	284,925	$26,973,850
LCI Industries	123,447	16,619,670
		43,593,520
Distributors - 1.5%
Pool Corporation	57,715	25,071,973
Leisure Products - 1.2%
Brunswick Corporation	213,300	20,321,091
Textiles, Apparel & Luxury Goods - 2.1%
Ralph Lauren Cl. A	324,903	36,077,229
Total		125,063,813

Consumer Staples – 1.7%
Personal Products - 1.7%
Inter Parfums	390,641	29,208,228
Total		29,208,228

Financials – 14.0%
Capital Markets - 12.3%
Ares Management Cl. A	322,380	23,801,315
Ashmore Group [1]	5,917,301	26,898,178
GCM Grosvenor Cl. A	2,030,615	23,392,685
Lazard Cl. A	518,583	23,751,101
Morningstar	201,486	52,190,919
SEI Investments	623,300	36,961,690
TMX Group	194,583	20,983,809
		207,979,697
Insurance - 1.7%
Alleghany Corporation [2]	47,504	29,661,972
Total		237,641,669

Health Care – 7.1%
Health Care Equipment & Supplies - 5.6%
Haemonetics Corporation [2]	553,462	39,068,882
Meridian Bioscience [2]	845,200	16,261,648
Mesa Laboratories	134,225	40,584,271
		95,914,801
Life Sciences Tools & Services - 1.5%
Bio-Techne	50,980	24,703,379
Total		120,618,180

Industrials – 32.4%
Air Freight & Logistics - 1.6%
Forward Air	318,528	26,444,194
Building Products - 1.6%
Simpson Manufacturing	245,995	26,314,085
Commercial Services & Supplies - 1.3%
Ritchie Bros. Auctioneers	346,946	21,392,690
Construction & Engineering - 4.3%
Arcosa	559,123	28,051,201
Valmont Industries	189,084	44,457,430
		72,508,631
Machinery - 17.2%
Colfax [2]	625,570	28,713,663
ESCO Technologies	283,073	21,796,621
Helios Technologies	234,805	19,279,838
John Bean Technologies	322,263	45,294,065
Kadant	185,326	37,825,037
Lincoln Electric Holdings	365,699	47,098,374
Lindsay Corporation	270,643	41,080,901
RBC Bearings [2]	113,770	24,141,994
Woodward	239,409	27,101,099
		292,331,592
Marine - 0.8%
Kirby Corporation [2]	278,036	13,334,607
Professional Services - 2.2%
Forrester Research [2]	769,896	37,925,077
Road & Rail - 1.5%
Landstar System	162,485	25,643,383
Trading Companies & Distributors - 1.9%
Air Lease Cl. A	832,205	32,738,945
Total		548,633,204

Information Technology – 21.1%
Electronic Equipment, Instruments & Components - 9.2%
Cognex Corporation	307,691	24,682,972
FARO Technologies [2]	401,548	26,425,874
IPG Photonics [2]	98,709	15,635,505
National Instruments	556,600	21,835,418
Rogers Corporation [2]	205,166	38,259,356
Vontier Corporation	848,700	28,516,320
		155,355,445
IT Services - 2.4%
Computer Services [1]	561,400	33,122,600
Jack Henry & Associates	49,987	8,200,867
		41,323,467
Semiconductors & Semiconductor Equipment - 6.3%
Cirrus Logic [2]	317,124	26,115,162
CMC Materials	270,848	33,376,599
FormFactor [2]	227,700	8,500,041
MKS Instruments	256,034	38,638,091
		106,629,893
Software - 2.6%
Fair Isaac [2]	35,041	13,943,865
Manhattan Associates [2]	51,006	7,805,448
Upland Software [2]	672,800	22,498,432
		44,247,745
Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology [2]	324,400	9,381,648
Total		356,938,198

Materials – 8.7%
Chemicals - 4.5%
Innospec	401,153	33,785,106
Quaker Chemical	176,802	42,029,371
		75,814,477
Metals & Mining - 2.2%
Reliance Steel & Aluminum	264,355	37,649,439
Paper & Forest Products - 2.0%
Stella-Jones	1,012,691	34,100,167
Total		147,564,083

Real Estate – 2.5%
Real Estate Management & Development - 2.5%
Kennedy-Wilson Holdings	2,061,269	43,121,747
Total		43,121,747

TOTAL COMMON STOCKS
(Cost $897,157,695)		1,608,789,122

REPURCHASE AGREEMENT – 4.4%
Fixed Income Clearing Corporation, 0.00% dated 9/30/21, due 10/1/21, maturity value $75,171,795 (collateralized by obligations of various U.S. Government Agencies, 1.25% due 9/30/28, valued at $76,675,313) (Cost $75,171,795)		75,171,795

TOTAL INVESTMENTS – 99.3%
(Cost $972,329,490)		1,683,960,917

CASH AND OTHER ASSETS LESS LIABILITIES – 0.7%		11,866,749

NET ASSETS – 100.0%		$1,695,827,666

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP VALUE FUND

SEPTEMBER 30, 2021 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 99.2%

Communication Services – 1.0%
Media - 1.0%
Entravision Communications Cl. A	66,175	$469,842
Saga Communications Cl. A	35,086	798,207
Total		1,268,049

Consumer Discretionary – 22.5%
Auto Components - 0.3%
Gentex Corporation	11,740	387,185
Diversified Consumer Services - 1.1%
Lincoln Educational Services [2]	222,110	1,485,916
Household Durables - 5.4%
La-Z-Boy	76,502	2,465,659
Meritage Homes [2]	20,410	1,979,770
PulteGroup	60,700	2,787,344
		7,232,773
Leisure Products - 3.9%
Malibu Boats Cl. A [2]	24,938	1,745,161
MasterCraft Boat Holdings [2]	87,554	2,195,855
Nautilus [2]	126,726	1,179,819
		5,120,835
Specialty Retail - 11.8%
Aaron’s Company (The)	102,646	2,826,871
American Eagle Outfitters	29,661	765,254
Haverty Furniture	60,171	2,028,364
Lazydays Holdings [2,4]	73,535	1,569,237
OneWater Marine Cl. A	61,520	2,473,719
Rent-A-Center	53,024	2,980,479
Shoe Carnival	90,200	2,924,284
		15,568,208
Total		29,794,917

Consumer Staples – 0.5%
Food & Staples Retailing - 0.5%
Village Super Market Cl. A	28,759	623,495
Total		623,495

Energy – 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Dorchester Minerals L.P.	43,114	826,495
Total		826,495

Financials – 23.8%
Banks - 7.6%
Ames National	30,293	704,615
Camden National	15,876	760,460
Chemung Financial	15,857	718,322
City Holding Company	21,029	1,638,369
CNB Financial	33,581	817,362
Financial Institutions	23,978	734,926
Landmark Bancorp	27,497	761,392
MidWestOne Financial Group	39,267	1,184,293
National Bankshares	53,904	1,957,254
Unity Bancorp	32,992	772,013
		10,049,006
Capital Markets - 3.7%
Evercore Cl. A	24,142	3,227,061
Houlihan Lokey Cl. A	4,695	432,410
Moelis & Company Cl. A	19,632	1,214,632
		4,874,103
Consumer Finance - 1.9%
PROG Holdings [2]	60,200	2,529,002
Insurance - 7.5%
CNO Financial Group	92,900	2,186,866
Crawford & Company Cl. A	27,697	248,442
Donegal Group Cl. A	49,990	724,355
Employers Holdings	59,995	2,369,202
Heritage Insurance Holdings	123,462	840,776
James River Group Holdings	20,927	789,576
Kemper Corporation	23,300	1,556,207
Selective Insurance Group	7,437	561,717
Tiptree	67,648	677,833
		9,954,974
Thrifts & Mortgage Finance - 3.1%
Southern Missouri Bancorp	27,346	1,227,562
Timberland Bancorp	54,119	1,566,745
TrustCo Bank Corp NY	41,911	1,339,895
		4,134,202
Total		31,541,287

Health Care – 7.4%
Biotechnology - 2.1%
Catalyst Pharmaceuticals [2]	346,594	1,836,948
Coherus BioSciences [2]	28,887	464,214
Vanda Pharmaceuticals [2]	24,738	424,010
		2,725,172
Health Care Providers & Services - 2.0%
Ensign Group (The)	8,021	600,693
Molina Healthcare [2]	7,514	2,038,623
		2,639,316
Pharmaceuticals - 3.3%
BioDelivery Sciences International [2]	277,103	1,000,342
Collegium Pharmaceutical [2,4]	41,102	811,353
SIGA Technologies [2]	144,723	1,069,503
Supernus Pharmaceuticals [2]	55,761	1,487,146
		4,368,344
Total		9,732,832

Industrials – 23.0%
Aerospace & Defense - 1.7%
Vectrus [2]	44,988	2,261,997
Building Products - 2.2%
Builders FirstSource [2]	19,541	1,011,051
Quanex Building Products	36,771	787,267
UFP Industries	15,900	1,080,882
		2,879,200
Commercial Services & Supplies - 1.1%
Herman Miller	39,920	1,503,387
Construction & Engineering - 5.6%
Comfort Systems USA	4,138	295,122
Great Lakes Dredge & Dock [2]	130,720	1,972,565
MYR Group [2]	5,140	511,430
Northwest Pipe [2]	26,005	616,318
Primoris Services	103,599	2,537,140
Sterling Construction [2]	61,856	1,402,276
		7,334,851
Machinery - 1.6%
Alamo Group	3,163	441,334
Federal Signal	5,510	212,796
Miller Industries	44,407	1,511,614
		2,165,744
Professional Services - 5.1%
Barrett Business Services	9,015	687,484
Heidrick & Struggles International	49,626	2,214,808
Kforce	10,495	625,922
Korn Ferry	20,764	1,502,483
Resources Connection	89,897	1,418,575
Robert Half International	3,116	312,628
		6,761,900
Road & Rail - 5.7%
ArcBest	42,484	3,473,916
Schneider National Cl. B	96,650	2,197,821
Werner Enterprises	41,784	1,849,778
		7,521,515
Total		30,428,594

Information Technology – 20.1%
Communications Equipment - 1.0%
NETGEAR [2]	42,400	1,352,984
Electronic Equipment, Instruments & Components - 14.1%
ePlus [2]	18,663	1,915,010
Fabrinet [2]	5,354	548,839
Insight Enterprises [2]	21,623	1,947,800
Jabil	19,000	1,109,030
Kimball Electronics [2]	100,964	2,601,842
Methode Electronics	27,289	1,147,502
PC Connection	15,289	673,175
Plexus Corporation [2]	6,553	585,904
Sanmina Corporation [2]	81,941	3,158,006
SYNNEX Corporation	22,066	2,297,071
Vishay Intertechnology	130,204	2,615,798
		18,599,977
IT Services - 1.0%
Concentrix Corporation [2]	3,300	584,100
IBEX [2,4]	40,414	687,038
		1,271,138
Semiconductors & Semiconductor Equipment - 4.0%
Amkor Technology	27,600	688,620
Cohu [2]	42,141	1,345,984
Kulicke & Soffa Industries	46,365	2,702,152
MKS Instruments	3,780	570,440
		5,307,196
Total		26,531,295

Real Estate – 0.3%
Real Estate Management & Development - 0.3%
Marcus & Millichap [2]	11,189	454,497
Total		454,497

TOTAL COMMON STOCKS
(Cost $100,434,120)	131,201,461

REPURCHASE AGREEMENT – 0.6%
Fixed Income Clearing Corporation, 0.00% dated 9/30/21, due 10/1/21, maturity value $848,163 (collateralized by obligations of various U.S. Government Agencies, 1.25% due 9/30/28, valued at $865,216) (Cost $848,163)	848,163

TOTAL INVESTMENTS – 99.8%
(Cost $101,282,283)	132,049,624

CASH AND OTHER ASSETS LESS LIABILITIES – 0.2%	199,946

NET ASSETS – 100.0%	$132,249,570

SCHEDULES OF INVESTMENTS

ROYCE SMALLER-COMPANIES GROWTH FUND

SEPTEMBER 30, 2021 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 94.1%

Communication Services – 5.2%
Entertainment - 2.9%
CuriosityStream Cl. A [2,4]	117,700	$1,240,558
LiveXLive Media [2]	242,000	723,580
Sea Cl. A ADR [2,4]	23,000	7,330,790
		9,294,928
Interactive Media & Services - 2.3%
Enthusiast Gaming Holdings [2]	2,055,800	7,417,500
Total		16,712,428

Consumer Discretionary – 8.6%
Diversified Consumer Services - 0.5%
Aspen Group [2]	311,000	1,732,270
Hotels, Restaurants & Leisure - 3.5%
Bragg Gaming Group [2]	58,000	556,829
DraftKings Cl. A [2,4]	12,000	577,920
NEOGAMES [2]	45,000	1,652,400
Papa John’s International	22,000	2,793,780
Rush Street Interactive Cl. A [2]	178,000	3,419,380
Texas Roadhouse	23,000	2,100,590
		11,100,899
Household Durables - 1.4%
Lovesac Company (The) [2,4]	38,666	2,555,436
Purple Innovation [2,4]	94,000	1,975,880
		4,531,316
Internet & Direct Marketing Retail - 0.6%
CarParts.com [2,4]	128,000	1,998,080
Leisure Products - 0.5%
Callaway Golf [2]	58,000	1,602,540
Specialty Retail - 2.1%
Leslie’s [2,4]	126,500	2,598,310
Lithia Motors Cl. A	13,000	4,121,520
		6,719,830
Total		27,684,935

Consumer Staples – 1.0%
Food Products - 0.4%
Freshpet [2,4]	8,000	1,141,520
Household Products - 0.6%
Central Garden & Pet Cl. A [2]	45,000	1,935,000
Total		3,076,520

Financials – 8.1%
Banks - 3.2%
Primis Financial	4,000	57,840
Seacoast Banking Corporation of Florida	82,000	2,772,420
TriState Capital Holdings [2]	124,057	2,623,806
Triumph Bancorp [2]	48,000	4,806,240
		10,260,306
Capital Markets - 0.4%
MarketAxess Holdings	3,000	1,262,070
Insurance - 2.6%
BRP Group Cl. A [2,4]	148,000	4,926,920
Trean Insurance Group [2]	255,800	2,647,530
Trupanion [2,4]	10,000	776,700
		8,351,150
Investment Companies - 1.9%
Isos Acquisition Cl. A [2]	25,000	249,500
Trident Acquisitions [2,4]	522,000	6,055,200
		6,304,700
Total		26,178,226

Health Care – 27.0%
Biotechnology - 6.7%
Avid Bioservices [2]	208,000	4,486,560
BiomX [2,4]	225,696	690,630
CareDx [2]	47,000	2,978,390
Krystal Biotech [2]	22,000	1,148,620
MeiraGTx Holdings [2]	157,000	2,069,260
Oxford Biomedica [1,2]	224,000	4,659,475
PureTech Health [1,2]	846,000	4,083,027
Synlogic [2]	484,041	1,476,325
		21,592,287
Health Care Equipment & Supplies - 11.5%
Alphatec Holdings [2]	254,000	3,096,260
Axonics [2,4]	47,000	3,059,230
CryoPort [2]	34,198	2,274,509
CytoSorbents Corporation [2]	196,000	1,591,520
InMode [2]	65,000	10,364,250
Neuronetics [2,4]	336,500	2,207,440
Profound Medical [2]	123,000	1,795,571
Semler Scientific [2,4]	16,000	2,014,400
SI-BONE [2]	82,000	1,756,440
STAAR Surgical [2]	50,000	6,426,500
West Pharmaceutical Services	6,000	2,547,240
		37,133,360
Health Care Providers & Services - 6.2%
Addus HomeCare [2]	25,000	1,993,750
Greenbrook TMS [2]	206,902	1,549,696
Joint Corp. (The) [2,4]	19,000	1,862,380
ModivCare [2]	32,000	5,811,840
Pennant Group [2]	91,000	2,556,190
Progyny [2,4]	65,000	3,640,000
Sharps Compliance [2]	284,000	2,348,680
		19,762,536
Health Care Technology - 0.7%
CareCloud [2,4]	312,000	2,377,440
Life Sciences Tools & Services - 1.9%
Harvard Bioscience [2]	213,600	1,490,928
Inotiv [2,4]	55,796	1,631,475
Medpace Holdings [2]	15,000	2,839,200
		5,961,603
Total		86,827,226

Industrials – 15.0%
Aerospace & Defense - 1.4%
AeroVironment [2]	31,000	2,675,920
Byrna Technologies [2]	83,000	1,814,380
		4,490,300
Commercial Services & Supplies - 1.6%
ACV Auctions Cl. A [2]	103,000	1,842,670
VSE Corporation	67,000	3,227,390
		5,070,060
Construction & Engineering - 0.7%
Ameresco Cl. A [2]	36,000	2,103,480
Electrical Equipment - 3.5%
American Superconductor [2]	226,349	3,300,169
EnerSys	29,000	2,158,760
Enovix [2,4]	125,000	2,361,250
Eos Energy Enterprises [2,4]	111,000	1,557,330
GrafTech International	195,000	2,012,400
		11,389,909
Machinery - 3.5%
ATS Automation Tooling Systems [2]	193,000	6,122,485
Chart Industries [2]	26,000	4,968,860
		11,091,345
Professional Services - 1.9%
ASGN [2]	26,000	2,941,640
Atlas Technical Consultants Cl. A [2]	326,000	3,315,420
		6,257,060
Trading Companies & Distributors - 2.4%
Lawson Products [2]	157,000	7,851,570
Total		48,253,724

Information Technology – 26.0%
Communications Equipment - 0.5%
Genasys [2,4]	324,000	1,678,320
Electronic Equipment, Instruments & Components - 3.4%
Iteris [2]	1,287,474	6,797,863
nLIGHT [2]	59,000	1,663,210
Rogers Corporation [2]	14,151	2,638,878
		11,099,951
IT Services - 4.8%
Cantaloupe [2]	428,996	4,624,577
Unisys Corporation [2]	426,900	10,732,266
		15,356,843
Semiconductors & Semiconductor Equipment - 9.7%
Ambarella [2]	42,000	6,541,080
AXT [2]	216,400	1,802,612
Canadian Solar [2,4]	68,000	2,352,120
CyberOptics Corporation [2]	39,000	1,387,620
Impinj [2,4]	61,000	3,484,930
Lattice Semiconductor [2]	33,000	2,133,450
MagnaChip Semiconductor [2]	403,461	7,165,467
Onto Innovation [2]	43,000	3,106,750
Silicon Laboratories [2,4]	22,000	3,083,520
		31,057,549
Software - 7.6%
Agilysys [2]	63,000	3,298,680
Coupa Software [2,4]	5,000	1,095,900
Descartes Systems Group (The) [2]	56,033	4,553,242
LivePerson [2,4]	59,000	3,478,050
Matterport Cl. A [2,4]	336,000	6,353,760
Paylocity Holding Corporation [2]	7,786	2,183,194
RingCentral Cl. A [2]	4,000	870,000
Veritone [2,4]	115,000	2,747,350
		24,580,176
Total		83,772,839

Materials – 2.2%
Chemicals - 1.0%
NanoXplore [2]	611,000	3,294,750
Metals & Mining - 1.2%
Core Lithium [1,2]	3,612,904	1,083,938
ioneer [1,2]	6,000,000	2,714,965
		3,798,903
Total		7,093,653

Real Estate – 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Postal Realty Trust Cl. A	170,000	3,168,800
Total		3,168,800

TOTAL COMMON STOCKS
(Cost $196,574,899)		302,768,351

REPURCHASE AGREEMENT – 4.5%
Fixed Income Clearing Corporation, 0.00% dated 9/30/21, due 10/1/21, maturity value $14,416,312 (collateralized by obligations of various U.S. Government Agencies, 1.25% due 9/30/28, valued at $14,704,690) (Cost $14,416,312)		14,416,312

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.6%
Money Market Funds
Federated Government Obligations Fund - Institutional Shares (7 day yield-0.03%) (Cost $5,295,774)		5,295,774

TOTAL INVESTMENTS – 100.2%
(Cost $216,286,985)		322,480,437

LIABILITIES LESS CASH AND OTHER ASSETS – (0.2)%		(698,230)

NET ASSETS – 100.0%		$321,782,207

SCHEDULES OF INVESTMENTS

ROYCE SPECIAL EQUITY FUND

SEPTEMBER 30, 2021 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 84.8%

Communication Services – 4.5%
Media - 4.5%
Meredith Corporation [2]	711,000	$39,602,700
TEGNA	425,000	8,381,000
Total		47,983,700

Consumer Discretionary – 20.8%
Auto Components - 6.3%
Gentex Corporation	465,000	15,335,700
Standard Motor Products [3]	1,171,500	51,206,265
		66,541,965
Automobiles - 2.2%
Winnebago Industries	316,500	22,930,425
Diversified Consumer Services - 0.8%
H&R Block	355,000	8,875,000
Household Durables - 5.2%
Flexsteel Industries [3]	767,500	23,700,400
Hooker Furnishings [3]	1,137,000	30,687,630
		54,388,030
Leisure Products - 4.4%
Johnson Outdoors Cl. A	441,700	46,731,860
Textiles, Apparel & Luxury Goods - 1.9%
Movado Group	625,000	19,681,250
Total		219,148,530

Consumer Staples – 8.2%
Food & Staples Retailing - 4.5%
Ingles Markets Cl. A	727,000	48,003,810
Food Products - 3.7%
John B. Sanfilippo & Son	476,600	38,947,752
Total		86,951,562

Financials – 5.0%
Capital Markets - 5.0%
BrightSphere Investment Group	524,500	13,705,185
Diamond Hill Investment Group	140,000	24,592,400
Federated Hermes Cl. B	430,500	13,991,250
Total		52,288,835

Health Care – 1.4%
Biotechnology - 1.4%
United Therapeutics [2]	77,500	14,304,950
Total		14,304,950

Industrials – 22.5%
Aerospace & Defense - 2.9%
National Presto Industries [3]	378,100	31,034,448
Building Products - 2.6%
Insteel Industries	255,500	9,721,775
UFP Industries	261,500	17,776,770
		27,498,545
Commercial Services & Supplies - 1.8%
Ennis	990,100	18,663,385
Construction & Engineering - 3.4%
Argan	278,500	12,162,095
MYR Group [2]	173,800	17,293,100
Sterling Construction [2]	268,500	6,086,895
		35,542,090
Electrical Equipment - 2.0%
Encore Wire	225,000	21,336,750
Machinery - 7.3%
Gencor Industries [2,3]	1,066,000	11,832,600
Hurco Companies [3]	580,000	18,710,800
Miller Industries [3]	732,500	24,934,300
Mueller Industries	526,000	21,618,600
		77,096,300
Trading Companies & Distributors - 2.5%
MSC Industrial Direct Cl. A	325,500	26,101,845
Total		237,273,363

Information Technology – 13.3%
Communications Equipment - 0.5%
NETGEAR [2]	170,000	5,424,700
Electronic Equipment, Instruments & Components - 2.5%
Vishay Intertechnology	1,129,000	22,681,610
Vishay Precision Group [2]	89,100	3,098,007
		25,779,617
IT Services - 3.8%
Computer Services [1]	674,000	39,766,000
Semiconductors & Semiconductor Equipment - 6.5%
Axcelis Technologies [2]	373,000	17,542,190
Kulicke & Soffa Industries	575,500	33,540,140
NVE Corporation [3]	279,500	17,879,615
		68,961,945
Total		139,932,262

Materials – 6.0%
Chemicals - 4.9%
Huntsman Corporation	1,742,500	51,560,575
Construction Materials - 1.1%
United States Lime & Minerals	100,000	12,080,000
Total		63,640,575

Real Estate – 3.1%
Real Estate Management & Development - 3.1%
Marcus & Millichap [2]	808,000	32,820,960
Total		32,820,960

TOTAL COMMON STOCKS
(Cost $657,710,434)		894,344,737

REPURCHASE AGREEMENT – 15.5%
Fixed Income Clearing Corporation, 0.00% dated 9/30/21, due 10/1/21, maturity value $163,083,099 (collateralized by obligations of various U.S. Government Agencies, 1.25% due 9/30/28, valued at $166,344,781) (Cost $163,083,099)		163,083,099

TOTAL INVESTMENTS – 100.3%
(Cost $820,793,533)	1,057,427,836

LIABILITIES LESS CASH AND OTHER ASSETS – (0.3)%	(3,145,912)

NET ASSETS – 100.0%	$1,054,281,924

SCHEDULES OF INVESTMENTS

ROYCE TOTAL RETURN FUND

SEPTEMBER 30, 2021 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 98.5%

Communication Services – 1.9%
Diversified Telecommunication Services - 0.7%
ATN International	209,393	$9,810,062
Entertainment - 1.2%
World Wrestling Entertainment Cl. A	329,751	18,551,791
Total		28,361,853

Consumer Discretionary – 7.3%
Auto Components - 1.5%
Gentex Corporation	367,584	12,122,920
LCI Industries	76,885	10,351,028
		22,473,948
Hotels, Restaurants & Leisure - 1.7%
Denny’s Corporation [2]	1,215,700	19,864,538
Hyatt Hotels Cl. A [2]	79,753	6,148,956
		26,013,494
Household Durables - 0.6%
Leggett & Platt	185,640	8,324,098
Multiline Retail - 1.1%
Franchise Group Cl. A	478,500	16,943,685
Textiles, Apparel & Luxury Goods - 2.4%
Levi Strauss & Co. Cl. A	703,431	17,241,094
Ralph Lauren Cl. A	161,336	17,914,749
		35,155,843
Total		108,911,068

Consumer Staples – 3.6%
Food Products - 0.0%
Hershey Creamery [5]	39	111,150
Household Products - 3.6%
Reynolds Consumer Products	788,365	21,553,899
Spectrum Brands Holdings	342,126	32,731,194
		54,285,093
Total		54,396,243

Energy – 3.0%
Energy Equipment & Services - 3.0%
Cactus Cl. A	547,600	20,655,472
ChampionX [2]	513,900	11,490,804
Computer Modelling Group	1,435,056	5,370,413
Pason Systems	1,115,676	7,592,869
Total		45,109,558

Financials – 40.3%
Banks - 20.3%
Bank of N.T. Butterfield & Son	698,412	24,800,610
BankUnited	519,972	21,745,229
BOK Financial	196,695	17,614,037
CapStar Financial Holdings	143,500	3,047,940
CBTX	115,800	3,054,804
First Bancshares (The)	403,900	15,663,242
First Citizens BancShares Cl. A	16,203	13,661,883
First Hawaiian	609,275	17,882,221
HBT Financial	405,244	6,301,544
Heritage Commerce	259,400	3,016,822
Home BancShares	1,038,522	24,436,423
HomeTrust Bancshares	108,100	3,024,638
Independent Bank Group	385,191	27,363,969
OceanFirst Financial	351,270	7,520,691
Origin Bancorp	427,800	18,117,330
Preferred Bank	96,600	6,441,288
Primis Financial	206,800	2,990,328
QCR Holdings	147,800	7,602,832
Signature Bank	38,413	10,459,092
Southern First Bancshares [2]	58,600	3,135,100
TowneBank	323,600	10,067,196
Triumph Bancorp [2]	245,162	24,548,071
UMB Financial	137,611	13,308,360
Valley National Bancorp	1,301,723	17,325,933
		303,129,583
Capital Markets - 3.9%
Ares Management Cl. A	133,433	9,851,358
Artisan Partners Asset Management Cl. A	353,169	17,277,027
Moelis & Company Cl. A	278,705	17,243,478
Sprott	42,331	1,556,415
TMX Group	121,104	13,059,842
		58,988,120
Diversified Financial Services - 2.3%
Compass Diversified Holdings	923,593	26,017,615
Equitable Holdings	271,054	8,034,040
		34,051,655
Insurance - 13.8%
AMERISAFE	233,756	13,127,737
Assured Guaranty	244,100	11,426,321
Axis Capital Holdings	565,284	26,025,676
First American Financial	315,660	21,165,003
Hanover Insurance Group	33,331	4,320,364
International General Insurance Holdings	712,400	5,962,788
James River Group Holdings	781,592	29,489,466
Old Republic International	409,600	9,474,048
ProAssurance Corporation	741,634	17,636,057
RenaissanceRe Holdings	140,700	19,613,580
Stewart Information Services	325,400	20,584,804
Trean Insurance Group [2,3]	2,599,615	26,906,015
		205,731,859
Total		601,901,217

Health Care – 0.8%
Health Care Providers & Services - 0.8%
Patterson Companies	383,842	11,568,998
Total		11,568,998

Industrials – 21.2%
Building Products - 3.8%
Carlisle Companies	105,167	20,906,148
Fortune Brands Home & Security	152,292	13,617,950
UFP Industries	326,016	22,162,568
		56,686,666
Commercial Services & Supplies - 2.6%
Deluxe Corporation	516,431	18,534,708
Healthcare Services Group	793,009	19,817,295
		38,352,003
Electrical Equipment - 3.3%
GrafTech International	1,826,100	18,845,352
Hubbell Incorporated	51,134	9,238,380
nVent Electric	678,900	21,948,837
		50,032,569
Machinery - 5.2%
Crane Company	252,486	23,938,198
Douglas Dynamics	436,100	15,830,430
Lincoln Electric Holdings	103,944	13,386,948
Timken Company (The)	378,611	24,768,731
		77,924,307
Professional Services - 1.2%
KBR	437,759	17,247,705
Road & Rail - 0.5%
Werner Enterprises	164,137	7,266,345
Trading Companies & Distributors - 4.6%
Applied Industrial Technologies	196,300	17,692,519
Global Industrial	355,933	13,486,302
Lawson Products [2]	60,600	3,030,606
MSC Industrial Direct Cl. A	292,880	23,486,047
Watsco	41,668	11,026,186
		68,721,660
Total		316,231,255

Information Technology – 8.9%
Electronic Equipment, Instruments & Components - 3.7%
Avnet	299,730	11,081,018
PC Connection	215,944	9,508,014
Vontier Corporation	1,040,100	34,947,360
		55,536,392
IT Services - 1.3%
EVERTEC	340,400	15,563,088
Hackett Group (The)	155,832	3,057,424
		18,620,512
Semiconductors & Semiconductor Equipment - 1.8%
Kulicke & Soffa Industries	346,553	20,197,109
MKS Instruments	46,101	6,957,102
		27,154,211
Software - 2.1%
CDK Global	518,600	22,066,430
Teradata Corporation [2]	150,900	8,654,115
		30,720,545
Total		132,031,660

Materials – 8.9%
Chemicals - 5.0%
Chase Corporation	58,843	6,010,812
Element Solutions	1,187,802	25,751,547
Innospec	242,327	20,408,780
Minerals Technologies	323,397	22,586,047
		74,757,186
Containers & Packaging - 3.9%
Graphic Packaging Holding Company	1,287,534	24,514,647
Silgan Holdings	565,654	21,698,488
TriMas Corporation [2]	359,300	11,626,948
		57,840,083
Metals & Mining - 0.0%
Ferroglobe (Warranty Insurance Trust) [2,5]	569,803	0
Total		132,597,269

Real Estate – 2.6%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Equity Commonwealth [2]	574,300	14,920,314
Real Estate Management & Development - 1.6%
Kennedy-Wilson Holdings	1,123,505	23,503,725
Total		38,424,039

TOTAL COMMON STOCKS
(Cost $1,128,093,404)		1,469,533,160

PREFERRED STOCK – 0.8%
II-VI 6.00% Ser. A Conv.	50,100	12,628,206
(Cost $12,866,803)		12,628,206

REPURCHASE AGREEMENT – 0.8%
Fixed Income Clearing Corporation, 0.00% dated 9/30/21, due 10/1/21, maturity value $11,315,876 (collateralized by obligations of various U.S. Government Agencies, 1.25% due 9/30/28, valued at $11,542,280) (Cost $11,315,876)		11,315,876

TOTAL INVESTMENTS – 100.1%
(Cost $1,152,276,083)		1,493,477,242

LIABILITIES LESS CASH AND OTHER ASSETS – (0.1)%		(1,339,139)

NET ASSETS – 100.0%		$1,492,138,103

ADR – American Depository Receipt

[1]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or the application of fair value factors.

[2]	Non-income producing.

[3]	At September 30, 2021, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[4]	All or a portion of these securities were on loan at September 30, 2021.

[5]	Securities for which market quotations are not readily available represent 0.0%, 0.0%, 0.2% and 0.0% of net assets for Royce Micro-Cap Fund, Royce Opportunity Fund, Royce Pennsylvania Mutual Fund and Royce Total Return Fund. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

Securities of Royce International Premier Fund are categorized by the country of their headquarters.

Tax Information:

At September 30, 2021, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	(Depreciation)
Royce Dividend Value Fund	$33,746,542	$40,428,561	$40,790,161	$361,600
Royce Global Financial Services Fund	24,357,701	16,730,905	18,257,709	1,526,804
Royce International Premier Fund	1,001,053,914	285,927,449	316,337,536	30,410,087
Royce Micro-Cap Fund	268,441,264	136,736,221	150,954,449	14,218,228
Royce Opportunity Fund	1,542,525,318	387,356,802	444,042,156	56,685,354
Royce Pennsylvania Mutual Fund	1,442,637,525	680,476,736	714,652,082	34,175,346
Royce Premier Fund	972,592,268	711,368,649	732,012,400	20,643,751
Royce Small-Cap Value Fund	101,345,890	30,703,734	34,753,686	4,049,952
Royce Smaller-Companies Growth Fund	216,503,802	105,976,635	113,939,933	7,963,298
Royce Special Equity Fund	820,816,589	236,611,247	244,822,792	8,211,545
Royce Total Return Fund	1,152,575,749	340,901,493	370,331,773	29,430,280

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Trust’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 –	quoted prices in active markets for identical securities.
Level 2 –	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities and foreign securities that were fair valued are noted in the Schedules of Investments.
Level 3 –	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2021. For a detailed breakout of common stocks by sector classification or country, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total
Royce Dividend Value Fund
Common Stocks	$55,467,822	$13,276,111	$–	$68,743,933
Repurchase Agreement	–	5,431,170	–	5,431,170
Royce Global Financial Services Fund
Common Stocks	30,289,856	6,764,024	–	37,053,880
Repurchase Agreement	–	4,034,726	–	4,034,726
Royce International Premier Fund
Common Stocks	100,232,250	1,078,760,266	–	1,178,992,516
Preferred Stocks	–	27,023,213	–	27,023,213
Repurchase Agreement	–	80,965,634	–	80,965,634
Royce Micro-Cap Fund
Common Stocks	372,840,751	10,246,692	0	383,087,443
Repurchase Agreement	–	22,057,167	–	22,057,167
Money Market Fund/Collateral Received for Securities Loaned	32,875	–	–	32,875
Royce Opportunity Fund
Common Stocks	1,814,553,345	5,124,317	3,417	1,819,681,079
Repurchase Agreement	–	107,842,367	–	107,842,367
Money Market Fund/Collateral Received for Securities Loaned	2,358,674	–	–	2,358,674
Royce Pennsylvania Mutual Fund
Common Stocks	2,046,033,746	15,368,270	4,130,000	2,065,532,016
Repurchase Agreement	–	47,757,457	–	47,757,457
Money Market Fund/Collateral Received for Securities Loaned	9,824,788	–	–	9,824,788
Royce Premier Fund
Common Stocks	1,548,768,344	60,020,778	–	1,608,789,122
Repurchase Agreement	–	75,171,795	–	75,171,795
Royce Small-Cap Value Fund
Common Stocks	131,201,461	–	–	131,201,461
Repurchase Agreement	–	848,163	–	848,163
Royce Smaller-Companies Growth Fund
Common Stocks	290,226,946	12,541,405	–	302,768,351
Repurchase Agreement	–	14,416,312	–	14,416,312
Money Market Fund/Collateral Received for Securities Loaned	5,295,774	–	–	5,295,774
Royce Special Equity Fund
Common Stocks	854,578,737	39,766,000	–	894,344,737
Repurchase Agreement	–	163,083,099	–	163,083,099
Royce Total Return Fund
Common Stocks	1,469,422,010	–	111,150	1,469,533,160
Preferred Stocks	12,628,206	–	–	12,628,206
Repurchase Agreement	–	11,315,876	–	11,315,876

Level 3 Reconciliation:

	Balance as of 12/31/20	Purchases	Sales	Transfers In	Realized Gain (Loss)	Unrealized Gain (Loss)	Balance as of 9/30/21
Royce Micro-Cap Fund
Common Stocks	$690,000	$–	$–	$–	$–	$(690,000)	$0
Royce Opportunity Fund
Common Stocks	–	–	–	3,417	–	–	3,417
Royce Pennsylvania Mutual Fund
Common Stocks	0	5,000,000	–	–	–	(870,000)	4,130,000
Royce Total Return Fund
Common Stocks	506,127	–	614,038	111,150	(3,470,385)	3,578,296	111,150

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds at September 30, 2021 are overnight and continuous.

Securities Lending:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds at September 30, 2021:

	Cash Collateral[1]	Securities on Loan Collateralized by Cash Collateral	Net Amount
Royce Micro-Cap Fund	$32,875	$(31,801)	$1,074
Royce Opportunity Fund	2,358,674	(2,260,737)	97,937
Royce Pennsylvania Mutual Fund	9,824,788	(9,508,257)	316,531
Royce Smaller-Companies Growth Fund	5,295,774	(5,124,611)	171,163

[1]	The remaining contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian at September 30, 2021:

	Non-Cash Collateral	Securities on Loan Collateralized by Non-Cash Collateral	Net Amount
Royce Micro-Cap Fund	$6,828,341	$(6,669,341)	$159,000
Royce Opportunity Fund	37,498,888	(36,662,159)	836,729
Royce Pennsylvania Mutual Fund	44,426,282	(42,198,751)	2,227,531
Royce Small-Cap Value Fund	347,244	(339,975)	7,269
Royce Smaller-Companies Growth Fund	36,878,470	(35,977,303)	901,167

Transactions in Affiliated Companies:

An “Affiliated Company,” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the nine months ended September 30, 2021:

Affiliated Company[1]	Shares 12/31/20	Market Value 12/31/20	Costs of Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Dividend Income	Shares 9/30/21	Market Value 9/30/21
Royce International Premier Fund
Australia – 2.4%
Bravura Solutions[2,3]	11,180,629	$27,783,984	$8,212,414	$1,606,281	$18,037	$(2,910,196)	$819,692	14,219,530	$31,497,958
		27,783,984			18,037	(2,910,196)	819,692		31,497,958
Royce Opportunity Fund
Health Care – 0.5%
Health Care Equipment & Supplies – 0.5%
IntriCon Corporation[2,4,5]	395,910	7,165,971	2,175,159	81,515	(18,978)	(497,560)	–	481,447	8,743,077
		7,165,971			(18,978)	(497,560)	–		8,743,077
Royce Special Equity Fund
Consumer Discretionary – 10.0%
Auto Components – 4.8%
Standard Motor Products[2]	827,500	33,480,650	14,701,168	–	–	3,024,447	772,375	1,171,500	51,206,265
Hotels, Restaurants & Leisure – 0.0%
Bowl America Cl. A6	347,000	3,270,475	–	2,979,032	(1,557,851)	1,266,408	192,000
Household Durables – 5.2%
Flexsteel Industries[2]	767,500	26,839,475	–	–	–	(3,139,075)	345,375	767,500	23,700,400
Hooker Furniture[2]	1,130,000	36,442,500	254,942	–	–	(6,009,812)	611,460	1,137,000	30,687,630
		63,281,975			–	(9,148,887)	956,835		54,388,030
		100,033,100			(1,557,851)	(4,858,032)	1,921,210		105,594,295
Industrials – 8.2%
Aerospace & Defense – 2.9%
National Presto Industries[2]	393,100	34,761,833	1,492,053	2,512,245	(307,169)	(2,400,024)	2,462,613	378,100	31,034,448
Machinery – 5.3%
Gencor Industries[2,4]	1,065,000	13,099,500	11,460	–	–	(1,278,360)	–	1,066,000	11,832,600
Hurco Companies[2]	580,000	17,400,000	–	–	–	1,310,800	319,000	580,000	18,710,800
Miller Industries[2]	575,500	21,880,510	6,349,337	–	–	(3,295,547)	363,114	732,500	24,934,300
		52,380,010			–	(3,263,107)	682,114		55,477,700
		87,141,843			(307,169)	(5,663,131)	3,144,727		86,512,148
Information Technology – 1.7%
Semiconductors & Semiconductor Equipment – 1.7%
NVE Corporation[2]	124,000	6,966,320	10,595,095	–	–	318,200	612,803	279,500	17,879,615
		6,966,320			–	318,200	612,803		17,879,615
		194,141,263			(1,865,020)	(10,202,963)	5,678,740		209,986,058
Royce Total Return Fund
Financials – 1.8%
Insurance – 1.8%
Trean Insurance Group[2,4]			35,826,932	–	–	(8,920,917)	–	2,599,615	26,906,015
					–	(8,920,917)	–		26,906,015

[1]	Percentages represent the percentages of the investments in Affiliated Companies of the Funds’s net assets.

[2]	At September 30, 2021, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company and Affiliated Company as that term is defined in the Investment Company Act of 1940.

[3]	These securities are defined as Level 2 securities due to the application of fair value factors.

[4]	Non-income producing.

[5]	All or a portion of these securities were on loan at September 30, 2021.

[6]	Not an Affiliated Company at September 30, 2021.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).